Parent Company, Other Shareholders, Associates and Other Related Parties Balances and Transactions - Schedule of Outstanding Balances Between the Group and the Parent Company, Other Shareholders, Associates and Other Related Parties (Detail) - ARS ($)
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Loans (investment)		$ 124,767,892
Trade accounts receivable	$ 19,706,384	31,011,450
Other receivables		78,799,838
Other liabilities - Dividends payable	0	0
Accounts payable	(275,828,345)	(563,849,622)
InterCement Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Loans (investment)		124,767,892
Other receivables		41,737,180
Accounts payable	(2,722,388)	(172,153,538)
Camargo Correa S.A. [member]
Disclosure of transactions between related parties [line items]
Other receivables		35,721,149
CCCimentos Participacoes LTDA [member]
Disclosure of transactions between related parties [line items]
Other receivables		1,341,509
Other liabilities - Dividends payable	0	0
Cimpor Trading e Inversiones S.A. [member]
Disclosure of transactions between related parties [line items]
Trade accounts receivable	5,838,363	26,240,458
Accounts payable	(194,808,865)	(377,295,476)
Cimpor Servicios de Apoio a Gestao S.A. [member]
Disclosure of transactions between related parties [line items]
Trade accounts receivable	13,868,021	4,770,992
Accounts payable	(64,142,910)
Cimpor-Cimentos de Portugal, SGPS, S.A. [member]
Disclosure of transactions between related parties [line items]
Accounts payable		$ (14,400,608)
Sacopor S.A. [member]
Disclosure of transactions between related parties [line items]
Accounts payable	$ (14,154,182)